Sally A. Kay

T: +1 650 843 5582

skay@cooley.com

April 5, 2013

VIA EDGAR AND FEDERAL EXPRESS

Mr. Jeffrey Riedler

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-3628

Re:	Portola Pharmaceuticals, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted March 13, 2012

CIK 0001269021

Dear Mr. Riedler:

On behalf of Portola Pharmaceuticals, Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated March 26, 2013 (the “Comment Letter”), regarding the above referenced Registration Statement on Form S-1 (the “Registration Statement”). The Company has also revised the Registration Statement in response to the Staff’s comments and is submitting confidentially and concurrently with this letter a revised Registration Statement (the “Revised Registration Statement”), which reflects these revisions and updates and clarifies certain other information.

For the convenience of the Staff, each comment from the Comment Letter corresponds to the numbered paragraph in the Comment Letter and is restated in italics prior to the response to such comment. Capitalized terms used and not defined have the meanings given in the Revised Registration Statement. Page references in the text of this letter correspond to pages and captions in the Revised Registration Statement.

FORM S-1

General

1.	We have reviewed your response to prior comment 5. We do not believe that you have a basis to redact the third party name from your original draft registration statement. Consistent with your obligations under Section 106(a) of the Jumpstart Our Business Startups Act and Section 6 of the Securities Act of 1933, please confirm that, prior to your public filing, you will publicly file with the Commission your complete initial confidential submission and all amendments thereto.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company does not believe that the inclusion or omission of Navigant’s name in its initial confidential submission will be of import to a potential investor. Based on the Company’s discussions with Navigant, the Company believes that it is important to Navigant that its name not appear, and neither the Company nor

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April, 5, 2013

Page Two

Navigant wishes for any potential investor to place any reliance on Navigant as a source of such data in the initial confidentially submitted draft registration statement when making an investment decision with respect to the Company’s shares. In response to the Staff’s comment, the Company hereby confirms that it will publicly file with the Commission its complete initial confidential submission and all amendments thereto. However, the Company again respectfully requests that, while there might not be applicable precedent, the Staff permit the Company to comply with Navigant’s request that it omit Navigant’s name from the initial draft registration statement that will be filed with the Company’s first public filing.

Risk Factors, page 12

“Delays in the enrollment of patients...” page 18

2.	We note your response to our prior comment 4. While the inclusion of the company’s expectations with respect to the completion of the APEX study is helpful to an investor, it does not fully address the concern and risks highlighted in the risk factor regarding potential delays in enrollment. You have indicated in the risk factor that delays in enrollment specifically rather than delays in completion of your APEX trial generally may delay completion of the study. Accordingly, please expand your disclosure to discuss whether the number of patients enrolled to date is consistent with your expectations for completion of the trial and/or how enrollment delays have influenced expectations as to completion of the trial and disclose the factors that caused or may have caused such delays. Please also disclose in this risk factor that the first patient was enrolled in March 2012.

In response to the Staff’s comment, the Company has revised the disclosure on pages 18 and 19 of the Revised Registration Statement.

Management’s discussion and analysis of financial condition and results of operations

Critical accounting policies and significant judgments and estimates

Stock-based compensation, page 70

3.	Revise your disclosures to clarify whether your board of directors used the assistance of the independent third-party valuation consultant to establish the value of common stock options granted on March 8, 2012, September 25, 2012, December 13, 2012 and February 27, 2013. The first sentence in the last paragraph on page 70 suggests that your board of directors, in conjunction with management and a valuation consultant, performed a contemporaneous valuation as of March 8, 2012, September 25, 2012, December 13, 2012 and February 27, 2013. The paragraphs on pages 74-75 appear to indicate that a contemporaneous valuation by the independent third-party consultant on those dates was not performed but that instead your board of directors determined the fair value of the options issued on these dates. If the valuation of the stock options was performed by your board of directors, please disclose the valuation model used and the most relevant assumptions. Please also disclose how you factored equity market conditions affecting comparable public companies in your valuation. Please also tell us why the board of directors chose to employ its particular valuation methodology instead of a contemporaneous, unrelated third party valuation for the majority of the common stock valuations since December 15, 2011.

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April, 5, 2013

Page Three

In response to the Staff’s comment, the Company has revised the disclosure on pages 70, 74 and 75 of the Revised Registration Statement. The Company has reviewed the disclosure on pages 70-75, as revised, and has confirmed that it adequately describes the extent to which its board of directors used the assistance of the independent third-party consultant to establish the estimated fair value of the Company’s common stock during the relevant time period. As noted in the disclosure, the board approved stock option grants on nine separate dates over a period of slightly less than two years, and the board’s determinations of the estimated fair value of the Company’s common stock during this period were supported by five separate independent third-party valuations. In particular, the disclosure indicates that, for the grants made on March 8, 2012, September 25, 2012, December 13, 2012 and February 27, 2013, the board considered, among other things, the third-party valuations dated as of December 12, 2011, May 31, 2012, May 31, 2012 and December 31, 2012, respectively. It has been the board’s practice to periodically obtain an independent third-party valuation of the common stock. In connection with each of the option grants described in the disclosure, the board took into account the then most recent third-party valuation, as well as the other factors listed on page 70 of the Registration Statement, in forming a judgment about the estimated fair value of the Company’s common stock. As discussed in the Registration Statement, when the third party valuation was not contemporaneous with the option grants, the board considered whether there had been any internal or external developments that would indicate that the fair value of the common stock had increased since the board last estimated the fair value of the common stock and, if necessary, revised its estimate to reflect those developments. The Company respectfully submits that the revised disclosure fairly summarizes the factors considered by the board at each stock option grant date. In response to the Staff’s comment seeking clarification regarding the board’s consideration of equity market conditions, the Company has revised the disclosure on page 70 of the Revised Registration Statement.

Business

Collaboration and License Agreements

Lee’s Agreement, page 113

4.	Please expand your disclosure in this section to quantify the upfront payment that you disclose on page F-40 and disclose the circumstances under which you have the right to terminate Lee’s option to negotiate for the exclusive commercial rights to Betrixaban in China. In addition, please update your disclosure throughout your prospectus to note these commercial rights for Betrixaban in China with Lee’s.

In response to the Staff’s comment, the Company has revised the disclosure on pages 113 and 114 of the Revised Registration Statement. With regard to the Staff’s comment regarding Lee’s commercial rights to Betrixaban in China, the Company respectfully advises the Staff that Lee’s does not currently have commercial rights in Betrixaban and may never have such rights. As the Company previously disclosed on page 114 of the Registration Statement, the Company granted Lee’s an exclusive option to negotiate for the exclusive commercial rights to Betrixaban in China, which may be exercised by Lee’s for 60 days after it receives the primary data analysis report from the study. If the parties fail to reach agreement on the terms of the commercial rights and the Company commercializes Betrixaban in China itself or grants a third party the right to do so, or if the Company terminates Lee’s option under the agreement, the Company is required to make a termination payment to Lee’s and the amount of such termination payment would not be material to the Company.

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April, 5, 2013

Page Four

5.    Please file a copy of your agreement with Lee’s. Alternatively, please provide us with a detailed analysis which supports your belief that you are not substantially dependent on this agreement.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company is not substantially dependent on the Lee’s agreement. The Company’s principal benefit from the agreement is receipt of funding to support the Company’s expansion of the APEX study into China. Such expansion was not contemplated at the time that the Company was designing the APEX study and such expansion is not essential for the successful development of Betrixaban. Accordingly, the Company does not believe it was substantially dependent on entry into the agreement or that a hypothetical termination of the agreement would impact its development plans for Betrixaban to an extent that rises to the level of substantial dependence. In addition, the payments to be received by the Company pursuant to the agreement are not material. If it became necessary to complete the Company’s expansion of the APEX study into China without the benefit of this agreement, the Company believes it would be able to fund that portion of the study from other sources. For these reasons, the Company does not believe that its agreement with Lee’s is a material agreement and therefore believes it is not required to be filed as an exhibit to the Revised Registration Statement.

Financial Statements

Notes to Financial Statements

19. Subsequent Events, page F-40

6.	You disclose on page two that you have 50/50 rights with Aciex with respect to the development of PRT2070. Please describe your accounting for the contract with Aciex Therapeutics. Please ensure that you disclose all of your rights and obligations, the estimated performance period, the contractual cash flows stipulated in the agreements and the revenue recognition method you will employ for each deliverable or unit of accounting.

The Company respectfully advises the Staff that it will disclose the accounting treatment for its agreement with Aciex Therapeutics, Inc. in the future submission which will include the Company’s unaudited condensed financial statements for the three months ended March 31, 2013 and 2012.

We appreciate the Staff’s comments and request that the Staff contact the undersigned at (650) 843-5582 or (650) 849-7400 with any questions or comments regarding this letter.

Sincerely,

Cooley LLP

/s/ Sally A. Kay

Sally A. Kay

Enclosures

cc:	Kenneth L. Guernsey, Cooley LLP

William Lis, Portola Pharmaceuticals, Inc.

Mardi Dier, Portola Pharmaceuticals, Inc.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM